Property And Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Computer equipment and software	$ 30	$ 0
Less: Accumulated Depreciation	(1)	0
Total property and equipment, net	$ 29	$ 0